Schedule of weighted-average remaining lease term and discount rate (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases
Weighted-average remaining lease term operating leases	2 years 1 month 20 days	1 year 8 months 15 days
Weighted-average discount rate operating leases	6.03%	4.99%